Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Series A Convertible Preferred Shares [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2018		$ 21	$ 74,767	$ (34,845)	$ 39,943
Balance, shares at Dec. 31, 2018		21,060,190
Net proceeds from the issuance of common stock			274		274
Net proceeds from the issuance of common stock, shares		214,828
Issuance of common stock under the promissory note			113		113
Issuance of common stock under the promissory note, shares		95,262
Net loss				(8,330)	(8,330)
Balance at Dec. 31, 2019		$ 21	75,154	(43,175)	32,000
Balance, shares at Dec. 31, 2019		21,370,280
Impact of adoption of ASU 2016-13 new accounting standard for credit losses				(9)	(9)
Issuance of common stock under the promissory note			226		226
Issuance of common stock under the promissory note, shares		260,495
Issuance of Series A Convertible Preferred shares, net			4,313		4,313
Issuance of Series A Convertible Preferred shares, net, shares	200,000	95,262
Conversion of Series A Convertible Preferred Shares to common stock		$ 1	(1)
Conversion of Series A Convertible Preferred Shares to common stock, shares	(18,525)	332,106
Preferred stock dividends				(71)	(71)
Net loss				(6,900)	(6,900)
Balance at Dec. 31, 2020		$ 22	79,692	(50,155)	29,559
Balance, shares at Dec. 31, 2020	181,475	21,962,881
Issuance of common stock under the promissory note		$ 1	1,111		1,112
Issuance of common stock under the promissory note, shares		1,203,335
Issuance of Series A Convertible Preferred shares, net			5,563		5,563
Issuance of Series A Convertible Preferred shares, net, shares	308,487
Conversion of Series A Convertible Preferred Shares to common stock		$ 1	(1)
Conversion of Series A Convertible Preferred Shares to common stock, shares	(40,289)	720,423
Preferred stock dividends				(537)	(537)
Issuance of common stock under the PIPE, net		$ 14	23,105		23,119
Issuance of common stock under the PIPE, net, Shares		14,285,715
Common stock from exercise of warrants			202		202
Common stock from exercise of warrants, shares		144,500
Common stock issued for vessel acquisition		$ 4	2,168		2,172
Common stock issued for vessel acquisition, shares		4,139,003
Net loss				(12,338)	(12,338)
Balance at Dec. 31, 2021		$ 42	$ 111,840	$ (63,030)	$ 48,852
Balance, shares at Dec. 31, 2021	449,673	42,455,857